FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables foreign currency translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Foreign currency translation on
Property, plant and equipment, at fair value	12	$2,798	$(2,011)	$(1,510)
Goodwill	17	150	(131)	(121)
Borrowings	13	(818)	975	436
Deferred income tax liabilities and assets	11	(698)	526	318
Other assets and liabilities		(115)	(6)	18
		$1,317	$(647)	$(859)